BORROWINGS 2 - Movement of Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loan_agreement	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 19, 2017 USD ($)
Financial Instruments [Abstract]
Balance at the beginning of year	$ 6,011	$ 217	$ 548
Borrowings related to business combination (note 24)	0	0	250
Proceeds from new borrowings	0	22,000	0
Payment of borrowings	(6,163)	(16,293)	(584)
Accrued interest	152	95	41
Foreign exchange	0	(8)	(38)
TOTAL	0	6,011	$ 217
Disclosure of detailed information about borrowings [line items]
Borrowings	0	6,011
Banco Santander Rio (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	0	4
HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 6,007
Sistemas Globales S.A. and IAFH Global S.A.
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | loan_agreement	6
Sistemas Globales S.A. and IAFH Global S.A. | Banco Santander Rio (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,000
Cost | HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Current borrowings				$ 6,000